Fees and Expenses - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment.)
Annual Fund Operating Expenses [Table]

Management Fees:	1.00%
Other Expenses:	0.40%
Total Annual Fund Operating Expenses	1.40%
Fee Waiver [and/or Expense Reimbursement] (1)	None
Total Annual Fund Operating Expenses After Fee Waiver
[and/or Expense Reimbursement]	1.40%

(1)	The Advisor has contractually agreed through August 10, 2026 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$143	$443	$766	$1,680

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transactional costs, such as commissions, when it buys and sells securities (or, "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.83% of the average value of its portfolio.

Portfolio Turnover, Rate	11.83%